Note 13 - Industry Segment Data - Segment Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020
Revenue from Contract with Customer, Including Assessed Tax	$ 49,214,204	$ 28,502,049	$ 24,861,680	$ 23,524,600	$ 32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	$ 126,102,533	$ 142,102,324
Operating profit (loss)									15,725,395	(6,857,462)
Interest expense									(24,619)	(4,806)
Other income (loss)									(503,422)	19,260
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES									15,221,973	(6,838,202)
Identifiable assets	95,008,809				77,344,088				95,008,809	77,344,088
Depreciation									1,012,917	1,524,961
Capital expenditures									4,609,617	4,935,361
Coil [Member]
Revenue from Contract with Customer, Including Assessed Tax									95,264,555	99,762,892
Tubular [Member]
Revenue from Contract with Customer, Including Assessed Tax									30,837,978	42,339,432
Operating Segments [Member]
Operating profit (loss)									19,390,112	(4,312,213)
Identifiable assets	74,553,721				59,553,967				74,553,721	59,553,967
Operating Segments [Member] | Coil [Member]
Revenue from Contract with Customer, Including Assessed Tax									95,264,555	99,762,892
Operating profit (loss)									16,466,713	1,252,669
Identifiable assets	56,670,109				35,894,510				56,670,109	35,894,510
Depreciation									653,708	836,730
Capital expenditures									4,505,589	4,060,911
Operating Segments [Member] | Tubular [Member]
Revenue from Contract with Customer, Including Assessed Tax									30,837,978	42,339,432
Operating profit (loss)									2,923,399	(5,564,882)
Identifiable assets	17,883,612				23,659,457				17,883,612	23,659,457
Depreciation									346,135	675,048
Capital expenditures									78,061	841,817
Corporate, Non-Segment [Member]
General corporate expenses									(3,640,098)	(2,540,443)
Identifiable assets	$ 20,455,088				$ 17,790,121				20,455,088	17,790,121
Depreciation									13,074	13,183
Capital expenditures									$ 25,967	$ 32,633